RENTAL INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
RENTAL INCOME
Rental income	¥ 0	$ 0	¥ 0	¥ 10,603